Shareholders' Equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shareholders' Equity
Shares outstanding	192,798,692	192,552,695
Number of shares
Number of shares outstanding at beginning of year	192,552,695
Number of shares outstanding at end of year	192,798,692	192,552,695
Amount
Balance at the beginning year	$ 5,769.1
Exercise of stock options	7.7	$ 2.8
Dividend reinvestment plan	18.7	34.6
Balance at the ending year	$ 5,803.4	$ 5,769.1
Common shares
Shareholders' Equity
Shares issued	192,798,692
Shares outstanding	192,798,692
Shares, par value (dollars per share)	$ 0
Number of shares
Number of shares outstanding at end of year	192,798,692
Preferred shares
Shareholders' Equity
Shares issued	0
Share capital
Shareholders' Equity
Shares outstanding	192,798,692	192,552,695
Number of shares
Number of shares outstanding at beginning of year	192,552,695	192,175,042
Exercise of stock options	110,917	71,864
Vesting of restricted share units	33,274	18,340
Dividend reinvestment plan	101,806	287,449
Number of shares outstanding at end of year	192,798,692	192,552,695
Amount
Balance at the beginning year	$ 5,769.1	$ 5,728.2
Exercise of stock options	9.9	3.6
Vesting of restricted share units	5.7	2.7
Dividend reinvestment plan	18.7	34.6
Balance at the ending year	$ 5,803.4	$ 5,769.1